Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,002,157	$ 1,454,865	$ 1,297,865
Less: accumulated depreciation	(1,290,976)	(1,158,940)	(944,445)
Net property and equipment	711,181	295,925	353,420
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	217,866	216,486	208,593
Data Center Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	954,542	444,906	405,057
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	675,623	651,016	570,860
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	89,773	84,433	59,890
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 64,353	$ 58,024	$ 53,465